NON-PUBLIC

FOIA CONFIDENTIAL TREATMENT REQUEST

NP 11/14/06

RECEIVED
NOV 15 2005
OFFICE OF THE SECRETARY

United States
Securities and Exchange Commission
Washington, DC 20549

CONFIDENTIAL TREATMENT EXPIRED

[redacted]

05077141

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005

Check here if amendment [ ]; Amendment Number: ___
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: UBS AG on behalf of and for the benefit of UBS Investment Bank a business unit of UBS AG
Address: Bahnhofstrasse 45
Zurich, Switzerland

13F File Number: 028-10396

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

Name: Teresa Ressel
Title: Managing Director
Phone: (203) 719-0825

Signature, Place, and Date of Signing:

Teresa Ressel
November 14, 2005
Stamford, Connecticut

FOIA CONFIDENTIAL TREATMENT REQUEST

Name: Per Dyrvik
Title: Managing Director
Phone: (203) 719-4381

Signature, Place, and Date of Signing:

Per Dyrvik
November 14, 2005
Stamford, Connecticut

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $ 28,835 (thousand)

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting authority		
Name of Issuer	Title of Class	CUSIP	Value x $1000	Shrs or prn amt	SH/ PRN	Put/ Call	Investment Discretion	Other Managers	Sole	Shared	None
BEVERLY ENTERPRISES INC	COM NEW	087851309	$28,835	2.,353,900	SH		SOLE		2,353,900		

END